Statement of Cash Flows - Summary of Cash and Cash Equivalents (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Jan. 01, 2023 KRW (₩)	[1]	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Cash and cash equivalents if different from statement of financial position [abstract]
Cash		₩ 1,954,624		₩ 2,114,596
Checks issued by other banks		124,366		142,437
Due from the Bank of Korea		14,372,352		15,362,056
Due from other financial institutions		13,417,769		12,217,222
Sub-total		29,869,111	$ 20,211,056	29,836,311	[1]		₩ 32,474,750
Due from financial institutions measured at fair value through profit or loss		59,838		79,810
Sub-total		29,928,949		29,916,121
Restricted due from financial institutions	[2]	(4,338,818)		(3,273,428)
Due from financial institutions with original maturities over three months		(981,264)		(816,105)
Sub-total		(5,320,082)		(4,089,533)
Total		₩ 24,608,867	$ 16,651,690	₩ 25,826,588		$ 17,475,666			₩ 26,534,798	₩ 26,033,162

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Items meeting the definition of cash are excluded.